October 15, 2018	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The purpose of this filing is to add to the Trust the seven new series identified below (each, a “Portfolio” and together, the “Portfolios”):

1290 VT Moderate Growth Allocation Portfolio

EQ/American Century Moderate Growth Allocation Portfolio

EQ/AXA Investment Managers Moderate Allocation Portfolio

EQ/First Trust Moderate Growth Allocation Portfolio

EQ/Goldman Sachs Growth Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

EQ/Legg Mason Growth Allocation Portfolio

Each Portfolio will have two classes of shares — Class IB and Class K. This filing is not intended to affect the prospectus or statement of additional information of any other previously registered series (or class of such series) of the Trust. The Post-Effective Amendment includes one prospectus for the 1290 VT Moderate Growth Allocation Portfolio, one combined prospectus for the remaining six Portfolios (each, a “Prospectus”), and one combined statement of additional information (the “SAI”) covering all seven Portfolios.

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006-1600

T +1 202 778 9000 F +1 202 778 9100 klgates.com

Page 2 October 15, 2018

Except for the disclosure in the Prospectus sections “About the Investment Portfolio(s),” “More Information on Fees and Expenses,” “Information Regarding the Underlying ETFs,” and “Management of the Trust,” the SAI sections “Management of the Trust” and ”Investment Management and Other Services,” and SAI Appendixes A, C, and D, the form of the disclosure included in the Post-Effective Amendment does not differ significantly from the corresponding disclosure in the so-called “Master” prospectus and the statement of additional information contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB and Class K shares (as applicable) of the previously registered series of the Trust (Accession No. 0001193125-18-021654) (January 26, 2018).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Post-Effective Amendment is scheduled to become effective on December 29, 2018, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by November 29, 2018. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	William MacGregor, Esq.
Kiesha T. Astwood-Smith, Esq.
Victoria Zozulya, Esq.
AXA Equitable Funds Management Group LLC

Fatima Sulaiman

K&L Gates LLP